Financial and other non-current assets - Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Long-term financial investments measured at FVOCI	$ 28	$ 31
Long-term financial investments measured at FVPL	12	28
Long-term receivables from customers	117	136
Minimum lease payments from finance lease agreements	39	78
Long-term loans, advances, and security deposits	22	34
Total financial assets	$ 218	$ 307